Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
(USD in thousands)	2022	2021
Building	$29,256	$-
Land	8,097	-
Office furniture and equipment	577	431
Site installations	176,150	-
Cell phones	1,258,902	-
Machinery and equipment	9,408	153
Leasehold improvement	225	203
Transportation equipment	688	415
	1,483,303	1,202
Less accumulated depreciation and amortization	(628,178)	(525)
PROPERTY AND EQUIPMENT, NET	$855,125	$677